Leases (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Depreciation charge of right-of-use assets
Depreciation charge of right-of-use assets	$ 38,729
Interest expense (included in finance cost)	4,192
Expense relating to short-term leases (included in other expenses)
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)
Cash paid for principal payments	41,390
Properties [member]
Depreciation charge of right-of-use assets
Depreciation charge of right-of-use assets	$ 38,729